Fair Value Measurements and Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivatives Measured at Fair Value and Balance Sheet Location

The following table sets forth the fair value of our derivatives including the balance sheet location (in thousands):

		Asset		Liability
	Balance Sheet location	September 30, 2013	December 31, 2012	September 30, 2013	December 31, 2012
Fuel swaps designated as hedging instruments
	Prepaid expenses and other assets	$4,421	$5,955	$484	$876
	Other long-term assets	2,201	3,969	1,890	388
	Accrued expenses and other liabilities	669	188	938	204
	Other long-term liabilities	189	391	180	42

Fuel collars designated as hedging instruments
	Prepaid expenses and other assets	614	1,615	322	530
	Accrued expenses and other liabilities	—	51	—	69
	Other long-term liabilities	207	1,908	202	1,230

Fuel options not designated as hedging instruments
	Prepaid expenses and other assets	—	—	322	304
	Other long-term liabilities	—	—	202	1,231

Foreign currency options designated as hedging instruments
	Accrued expenses and other liabilities	—	—	18,756	20,267
	Other long-term liabilities	—	—	—	16,443

Foreign currency forward contracts designated as hedging instruments
	Prepaid expenses and other assets	—	11,685	—	—

Foreign currency collar designated as a hedging instrument
	Prepaid expenses and other assets	10,425	—	30	—
	Other long-term assets	—	9,765	—	1,613

Interest rate swaps designated as hedging instruments
	Accrued expenses and other liabilities	—	—	898	—
	Other long-term liabilities	—	—	2,233	—

The following table sets forth our derivatives measured at fair value and discloses the balance sheet location (in thousands):

	December 31,
	2012	2011
Fuel swaps designated as hedging instruments:
Prepaid expenses and other assets	$5,079	$5,484
Other long-term assets	3,581	—
Accrued expenses and other liabilities	(16)	—
Other long-term liabilities	349	(440)
Fuel collars designated as hedging instruments:
Prepaid expenses and other assets	1,085	4,377
Other long-term assets	—	740
Accrued expenses and other liabilities	(18)	—
Other long-term liabilities	678	—
Fuel options not designated as hedging instruments:
Prepaid expenses and other assets	(304)	—
Accrued expenses and other liabilities	—	(1,278)
Other long-term liabilities	(1,231)	(1,670)
Foreign currency options designated as hedging instruments:
Accrued expenses and other liabilities	(20,267)	—
Other long-term liabilities	(16,443)	(15,927)
Foreign currency forward contracts designated as hedging instruments:
Prepaid expenses and other assets	11,685	—
Foreign currency collar designated as a hedging instrument:
Other long-term assets	8,152	—

Amounts Recognized Within Assets and Liabilities

The following table discloses the amounts recognized within assets and liabilities (in thousands):

September 30, 2013	Gross Amounts	Gross Amounts Offset	Total Net Amounts	Gross Amounts Not Offset	Net Amounts
Assets	$17,661	$(3,048)	$14,613	$—	$14,613
Liabilities	23,409	(1,065)	22,344	(21,887)	457

December 31, 2012	Gross Amounts	Gross Amounts Offset	Total Net Amounts	Gross Amounts Not Offset	Net Amounts
Assets	$32,989	$(3,711)	$29,278	$(11,685)	$17,593
Liabilities	39,486	(2,538)	36,948	(36,710)	238

Fuel Swaps
Effects of Derivatives Designated as Cash Flow Hedges

The effects on the consolidated financial statements of the fuel swaps which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Gain recognized in other comprehensive loss – effective portion	$13,500	$30,848	$132	$23,029
Gain (loss) recognized in other income (expense) – ineffective portion	(83)	157	(182)	(473)
Amount reclassified from accumulated comprehensive income (loss) into fuel expense	(2,081)	(1,600)	(5,080)	(13,932)

The effects of the fuel swaps on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss)—effective portion	$18,906	$29,928	$5,851
Gain (loss) recognized in other income (expense)—ineffective portion	(509)	457	140
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(14,448)	(36,686)	(3,065)

	$3,949	$(6,301)	$2,926

Fuel Collars
Effects of Derivatives Designated as Cash Flow Hedges

The effects on the consolidated financial statements of the fuel collars which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Gain (loss) recognized in other comprehensive loss – effective portion	$427	$5,060	$(1,108)	$2,441
Gain (loss) recognized in other income (expense) – ineffective portion	(51)	479	(29)	142
Amount reclassified from other comprehensive income (loss) into fuel expense	332	(1,107)	1,150	(5,377)

The effects of the fuel collars on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain (loss) recognized in other comprehensive income (loss)—effective portion	$592	$(147)	$—
Gain (loss) recognized in other income (expense)—ineffective portion	165	(302)	—
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(1,954)	—	—

	$(1,197)	$(449)	$—

Fuel Options
Effects of Derivatives Not Designated as Cash flow Hedges

The effects on the consolidated financial statements of the fuel options which were not designated as hedging instruments were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Gain recognized in other income (expense)	$430	$1,143	$1,011	$2,858

The effects of the fuel options on the consolidated financial statements, which were not designated as hedging instruments were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other income (expense)	$3,218	$2,422	$—

Foreign Exchange Option
Effects of Derivatives Designated as Cash Flow Hedges

The effects on the consolidated financial statements of the foreign currency options which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Gain (loss) recognized in other comprehensive loss – effective portion	$1,179	$(2,813)	$(3,174)	$(19,848)
Gain (loss) recognized in other income (expense) – ineffective portion	13	(134)	(307)	(484)
Amount reclassified from accumulated comprehensive income (loss) into depreciation and amortization expense	177	—	294	—

The effects of the foreign currency options on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Loss recognized in other comprehensive income (loss)—effective portion	$(19,428)	$(14,583)	$(1,125)
Gain (loss) recognized in other income (expense)—ineffective portion	(864)	(239)	20

	$(20,292)	$(14,822)	$(1,105)

Foreign Exchange Forward
Effects of Derivatives Designated as Cash Flow Hedges

The effects on the consolidated financial statements of the foreign currency forward contracts which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Gain (loss) recognized in other comprehensive loss – effective portion	$—	$2,609	$(7,886)	$4,332
Gain recognized in other income (expense) – ineffective portion	—	—	66	—
Amount reclassified from accumulated comprehensive income (loss) into depreciation and amortization expense	(32)	—	(52)	—

The effects of the foreign currency forward contracts on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss)—effective portion	$11,685	$—	$—
Loss recognized in other income (expense)—ineffective portion	—	—	(33,061)

	$11,685	$—	$(33,061)

Foreign Currency Collar
Effects of Derivatives Designated as Cash Flow Hedges

The effects on the consolidated financial statements of the foreign currency collar which was designated as a cash flow hedge was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Gain recognized in other comprehensive income – effective portion	$4,518	$5,156	$2,243	$5,156

The effects of the foreign currency collar on the consolidated financial statements, which was designated as a cash flow hedge was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss)—effective portion	$8,152	$—	$—

Foreign Currency Forward Contract
Effects of Derivatives Not Designated as Cash flow Hedges

As of September 30, 2013, the effects on the consolidated financial statements of the foreign currency forward contracts which were not designated as hedging instruments were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Gain recognized in other income (expense)	$—	$—	$20	$—

Interest Rate Swap
Effects of Derivatives Designated as Cash Flow Hedges

The effects on the consolidated financial statements of the interest rates swaps which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss – effective portion	$(2,826)	$—	$(2,826)	$—
Loss recognized in other income (expense) – ineffective portion	(334)	—	(334)	—
Amount reclassified from other comprehensive income (loss) into interest expense, net	65	—	65	—